Customer accounts receivable	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Customer accounts receivable	Customer accounts receivable
Customer accounts receivable is mainly due from credit card companies, which are payment processors, for settlement of funds from customers. There are no overdue customer accounts receivable as of March 31, 2024 and
March 31, 2025. For allowance for doubtful receivables, see Note 4 (1) (a) “Credit risk.”